Debt - Schedule of Debt Instruments (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 10,449	$ 10,488
Current portion of long-term debt		(117)	(129)
Short-term debt		(250)	(140)
Unamortized discount and debt issuance costs, net		(96)	(118)
Total long-term debt, net of discount and debt issuance costs		9,986	10,101
CCH Senior Notes [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 8,471	7,721
CCH Senior Notes [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.83%
2024 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 1,250	1,250
Debt Instrument, Interest Rate, Stated Percentage		7.00%
2025 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 1,500	1,500
Debt Instrument, Interest Rate, Stated Percentage		5.875%
2027 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 1,500	1,500
Debt Instrument, Interest Rate, Stated Percentage		5.125%
2029 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 1,500	1,500
Debt Instrument, Interest Rate, Stated Percentage		3.70%
2039 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 2,721	1,971
Debt Instrument, Interest Rate, Stated Percentage		3.72%
CCH Credit Facility [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount	[1]	$ 1,728	2,627
CCH Working Capital Facility [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount	[2]	250	$ 140
Short-term debt	[3]	(250)
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,200

[1]	A portion of the outstanding balance that is due within one year is classified as current portion of long-term debt.
[2]	The CCH Working Capital Facility is classified as short-term debt.
[3]	Our obligations under the CCH Working Capital Facility are secured by substantially all of our and the CCH Guarantors assets as well as all of the membership interests in us and each of the CCH Guarantors on a pari passu basis with the CCH Senior Secured Notes and the CCH Credit Facility.